INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Current
Borrowings	$ 142,608,708	$ 107,639,659
Corporate bonds	45,010,123	35,547,510
Non-current
Borrowings	20,475,005	60,670,946
Corporate bonds	5,071,823	50,007,680
Amortized cost
Current
Corporate bonds	45,010,123	35,547,510
Non-current
Corporate bonds	5,071,823	50,007,680
Fair value
Current
Corporate bonds	44,268,325	34,725,828
Non-current
Corporate bonds	4,871,622	47,014,542
Bank borrowings
Current
Borrowings	90,932,210	61,303,952
Non-current
Borrowings	13,840,284	10,663,266
Bank borrowings | Amortized cost
Current
Borrowings	90,932,210	61,303,952
Non-current
Borrowings	13,840,284	10,663,266
Bank borrowings | Fair value
Current
Borrowings	89,596,837	57,209,155
Non-current
Borrowings	$ 13,010,039	$ 10,374,646